Retirement obligations (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Obligation [Abstract]
Disclosure of Changes in Provisions

(in thousands of euros)	As of January 1, 2025	Increases	Decreases	Currency translation	As of December 31, 2025
Lump-sum retirement benefits	432	95	—	—	507
Total Non-current provisions	432	95	—	—	507

(in thousands of euros)	As of January 1, 2024	Increases	Decreases	Currency translation	As of December 31, 2024
Lump-sum retirement benefits	323	109	—	—	432
Total Non-current provisions	323	109	—	—	432

(in thousands of euros)	As of January 1, 2025	Increases (1)	Decreases(1)	Currency translation	As of December 31, 2025
Provisions for disputes	341	29	(280)	—	90
Provisions for charges	96	21	(90)	—	28
Total Current provisions	438	50	(370)	—	118

(in thousands of euros)	As of January 1, 2024	Increases (1)	Decreases(1)	Currency translation	As of December 31, 2024
Provisions for disputes	506	200	(372)	7	341
Provisions for charges	253	7	(164)	—	96
Total current provisions	760	207	(535)	7	438
(1)See Note 17.4.- Depreciation, amortization and provision expenses. In 2024, the changes in the provisions for disputes and charges in the balance sheet include exceptional provision reversals that are not mapped to R&D SG&A, resulting in a mismatch with the operations expenses flows.

Disclosure of Assumptions used to Measure Retirement Benefits
The assumptions used to measure lump-sum retirement benefits are as follows:

As of December 31,
Measurement date	2025	2024
Retirement assumptions	Management: Age 66 Non-management: Age 64	Management: Age 66 Non-management: Age 64
Social security contribution rate	47%	47%
Discount rate	3.96%	3.56%
Mortality tables	Regulatory table INSEE 2018 - 2020	Regulatory table INSEE 2018 - 2020
Salary increase rate (including inflation)	Executive: 4% Non-Executive: 3.5%	Executive: 4% Non-Executive: 3.5%
Staff turnover	Constant average rate of 8.40%	Constant average rate of 8.40%
Duration	20 years	20 years

Disclosure of Sensitivity Analysis for Actuarial Assumptions	The sensitivity to the discount rate and to the salary growth is as follows:

Discount rate	3.71%	3.96%	4.21%
Defined Benefit Obligation as of December 31, 2025 (in thousands of euros)	529	507	487

Disclosure of Commitments for Retirement Benefits
Commitments for retirement benefits

	As of December 31,
(in thousands of euros)	2025	2024
Provision as of beginning of period	432	323
Cost of services	80	65
Interests / discounting costs	15	11
Expense for the period	95	76
Gains related to experience	14	48
Losses related to change in financial assumptions	(33)	(16)
Actuarial gains or losses recognized in other comprehensive income	(19)	33
Provision as of end of period	507	432